Long Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long term debt	Long Term Debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2021	2022
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra	June 2021	December 2022	21,375	—
Safe Bulkers	September 2021	September 2026	28,500	10,500
Safe Bulkers	December 2021	December 2026	50,000	20,600
Monagrouli	April 2020	April 2027	23,760	19,360
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2028	26,250	23,750
Sub Total Credit facility			149,885	74,210
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Petra	June 2021	December 2022	10,000	—
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Lofou	December 2022	June 2028	—	15,000
Sub Total Revolving credit facility			10,000	15,000
Pentakomo	January 2020	January 2023	12,500	10,500
Maxdekatria	January 2020	January 2023	12,500	10,500
Maxdeka	November 2019	August 2025	17,063	14,978
Shikoku	November 2019	August 2025	17,948	15,756
Shikokutessera	November 2019	August 2025	17,478	15,384
Glovertwo	November 2019	August 2025	16,412	14,412
Maxtessera	April 2021	October 2026	28,117	24,798
Kyotofriendo one	September 2022	September 2027	—	24,690
Shikokuokto	December 2019	December 2027	16,000	14,000
Gloversix	December 2019	December 2027	16,640	14,560
Pinewood	February 2021	February 2031	22,567	20,695
Shikokuepta	August 2021	August 2031	23,167	21,167
Agros	May 2022	May 2032	—	24,943
Sub Total Sale and leaseback financing			200,392	226,383
Safe Bulkers Participations	February 2022	February 2027	—	106,985
Sub Total Bond			—	106,985
Total			360,277	422,578
Current portion of long-term debt			41,202	45,722
Long-term debt			319,075	376,856
Total debt			360,277	422,578
Current portion of deferred financing costs			1,290	2,166
Deferred financing costs non-current			3,279	6,050
Total deferred financing costs			4,569	8,216
Total debt			360,277	422,578
Less: Total deferred financing costs			4,569	8,216
Total debt, net of deferred financing costs			355,708	414,362
Less: Current portion of long-term debt, net of current portion of deferred financing costs			39,912	43,556
Long-term debt, net of deferred financing costs, non-current			315,796	370,806
A. Credit Facilities & Revolving Credit Facilities

During 2018, Pelea, Vasstwo, Eniaprohi and Vassone entered into a credit facility with a financial institution for $47,750, secured by the vessels owned by them. The credit facility was drawn down in two tranches, a tranche of $23,075 drawn down in 2018 and a second tranche of $24,675 drawn down in 2019. During 2022, the maturity of the facility was extended to December 2028.

During 2020, Monagrouli entered into a credit facility with a financial institution for $26,400, regarding the newbuild vessel Monagrouli had agreed to acquire. The credit facility was drawn down in 2020 upon the delivery of the newbuild vessel.

In September 2021, Safe Bulkers amended one of its credit facilities and agreed to a new structure for a credit facility of $60,000 secured by the vessels owned by Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone, comprising a term loan tranche of $30,000 and a reducing revolving credit facility tranche providing for a draw down capacity of up to $30,000. The proceeds from the credit facility were used to partially refinance loan facilities with the same financial institution of an outstanding term loan tranche of $71,139 and a revolving credit facility tranche with a drawdown capacity of $7,000, secured by six vessels. Five of those vessels secure the new credit facility, and the vessel owned by Shikokuexi remained debt free. As of December 31, 2022, under the reducing revolving credit facility tranche no amount was outstanding and an amount of $30,000 was available for drawdown.

In December 2021, Safe Bulkers entered into a credit facility of $100,000 secured by the vessels owned by Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia, comprising a term loan tranche of $50,000 and a reducing revolving credit facility tranche providing for a draw down capacity of up to $50,000. The proceeds were used to refinance loan facilities in the amount of $50,000 secured by five of these vessels, and the repurchase of the vessel owned by Youngtwo under a sale and leaseback agreement. As of December 31, 2022, under the reducing revolving credit facility tranche no amount was outstanding and an amount of $50,000 was available for drawdown.

In December 2022, Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou entered into a revolving reducing credit facility for an amount up to $80,000 secured by the vessels owned by them. At the same time, all credit facilities with this financial institution were refinanced and cancelled, namely the revolving credit facility of the Company that had been signed in 2019 for an original amount of $20,000, the Lofou credit facility signed in 2020 for an original amount up to $20,000, increased to $25,000 in July 2022, and the Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra credit facility and reducing revolving credit facility signed in 2021 for an original amount of up to $70,000, As of December 31, 2022, under the reducing revolving credit facility tranche an amount of $15,000 was outstanding and an amount of $65,000 was available for drawdown.

During 2022, Shimafive entered into a credit facility with a financial institution for $25,500, regarding the newbuild vessel Shimafive has agreed to acquire. The credit facility will be drawn in 2023 upon delivery of the newbuild vessel.

During 2022, Shimaseven entered into a credit facility with a financial institution for $25,500, regarding the newbuild vessel Shimaseven has agreed to acquire. The credit facility will be drawn in 2024 upon delivery of the newbuild vessel.

B. Sale and Leaseback Financings

Sale and leaseback financing represents financing obtained from concluding an agreement to sell the vessel and then lease her back under a bareboat charter for a pre-determined period with either an obligation or an option to purchase (that is reasonably certain, at inception, will be exercised) the vessel back at the end of the respective charter period or an option to purchase the respective vessel during the charter period at predetermined purchase prices. Transactions which involve a purchase obligation (or a purchase option that is reasonably certain, at inception, that will be exercised) are treated as a failed sale and hence represent merely a financing arrangement. The above table includes thirteen such facilities outstanding as of December 31, 2022, whereby the relevant vessels were formerly owned by our respective subsidiaries and ownership will revert back to the Company on settlement of the outstanding amounts. Details of these facilities are as follows:

Each of Shikokutessera, Maxdeka, Shikoku and Glovertwo entered into a sale and leaseback agreement in November 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, the respective vessel was sold and leased back on a bareboat charter basis, in the case of the vessel owned by Shikokutessera for a period of 8 years, and in the case of the other three vessels for seven and a half years. Each respective subsidiary holds an option to purchase back its respective vessel five years and nine months after the commencement of the respective bareboat charter. The sale and leaseback agreements include onerous provisions for the relevant subsidiaries in the event that such options are not exercised. The Company has verbally committed to exercise this purchase option for all four vessels. In view of this commitment and the onerous provisions if the options are not exercised, the Company has assessed that these transactions be recorded as financing transactions.

Each of Shikokuokto and Gloversix entered into a sale and leaseback agreement in December 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 8 years, with a purchase obligation at the end of the 8th year. Furthermore, each respective subsidiary holds an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions.

Each of Pentakomo and Maxdekatria entered into a sale and leaseback agreement in January 2020, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from each of these agreements were used to fully prepay the amount outstanding under previous credit facilities secured by the respective vessels and for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 6 years, with a purchase obligation at the end of the 6th year. Furthermore, each respective subsidiary held an option to purchase back its respective vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that these transactions be recorded as financing transactions. In January 2023, both Pentakomo and Maxdekatria exercised their respective purchase options, repaid all outstandings under the sale and leaseback agreements and took ownership of the respective vessels.

Pinewood entered into a sale and leaseback agreement in January 2021, consummated in February 2021, with an unrelated third party, regarding the vessel owned by Pinewood. The proceeds were used for the redemption of all issued and outstanding shares of Pinewood's series A cumulative redeemable perpetual preferred stock that had been previously issued to a third party investor and for general corporate purposes. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Pinewood holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Pinewood to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

Maxtessera entered into a sale and leaseback agreement in March 2021, consummated in April 2021, with a third party company, subsidiary of a financial institution, regarding the vessel owned by Maxtessera. The proceeds from this agreement were used to fully prepay the amount outstanding under a previous credit facility secured by the vessel and for general corporate purposes. Under this agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 7 years. Maxtessera holds an option to purchase back its vessel five years and six months after the commencement of the bareboat charter. The sale and leaseback agreement includes onerous provisions for the subsidiary in the event that such option is not exercised. The Company has verbally committed to exercise this purchase option. In view of this commitment and the onerous provisions where the option was not exercised, the Company has assessed that this transaction be recorded as a financing transaction.

Shikokuepta entered into a sale and leaseback agreement in July 2021, consummated in August 2021, with an unrelated third party, regarding the vessel owned by Shikokuepta. The proceeds were used for general corporate purposes. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shikokuepta holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shikokuepta to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

Agros entered into a sale and leaseback agreement in October 2020, with an unrelated third party, regarding the newbuild vessel Agros had agreed to acquire. The transaction was consummated in May 2022 upon delivery of the vessel to Agros. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Agros holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Agros to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.
Kyotofriendo One entered into a sale and leaseback agreement, with an unrelated third party in 2022 for $25,750, regarding the second-hand vessel Kyotofriendo One acquired during 2022. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of five years, with a purchase obligation at the end of the fifth year. Furthermore, Kyotofriendo One holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Kyotofriendo One to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Two other similar facilities were fully repaid during the year ended December 31, 2021. Each of Maxeikosiena and Youngtwo had entered into a sale and leaseback agreement in 2015 and 2017, respectively, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. The proceeds from the agreement entered by Maxeikosiena were used to fully prepay the amount outstanding under a previous credit facility secured by the respective vessel, and the proceeds from the agreement entered into by Youngtwo were used for general corporate purposes. Under these agreements, each vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10[t]h year. Furthermore, each subsidiary held an option to purchase back the respective vessel after the second year of the bareboat charter, at annual intervals and predetermined purchase prices. In view of the obligation of the subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company had assessed that these transactions be recorded as financing transactions. Both Maxeikosiena and Youngtwo exercised the options and bought back the vessels during the year ended December 31, 2021.

Our financing facilities bear interest at LIBOR or SOFR as the case may be plus a margin, except for the Kyotofriendo One sale and leaseback transaction and a portion of each of Shikokutessera, Maxdeka, Shikoku, Glovertwo and Maxtessera sale and leaseback transactions. A portion of each of the Shikokutessera, Maxdeka, Shikoku, Glovertwo and Maxtessera financing facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase option price of each vessel.

Our financing facilities are generally repayable by monthly or quarterly principal installments and a balloon payment due on maturity. The fair value of debt outstanding on December 31, 2022 amounted to $315,519 when valuing the Shikokutessera, Maxdeka, Shikoku, Glovertwo, Maxtessera and Kyotofriendo One loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2022, which are considered to be Level 2 items in accordance with the fair value hierarchy.

In addition to the Shimafive and Shimaseven financings noted above, which will be available upon delivery of the respective vessels, as of December 31, 2022, a total amount of $145,000 was available for drawdown under the reducing revolving credit facility and reducing revolving credit facility tranches.

Our loan and credit facilities were secured as follows:

•First priority mortgages over the vessels owned by the Company or title of ownership for the vessels under sale and lease back finance arrangements;
•First priority assignment of all insurances and earnings of the relevant vessels;
•Guarantee from Safe Bulkers in respect of facilities entered into by the Subsidiaries.
The financing agreements contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender’s prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 112%, 115%, 120% or 135% as the case may be. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.
Certain of the financing agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $200 to $500.
The Safe Bulkers facilities and the corporate guarantees of the Company include the following financial covenants:
•total consolidated liabilities divided by total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85% (the “Consolidated Leverage Covenant”);
•total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 (the “Net Worth Covenant”);
•the ratio of EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis (the “EBITDA Covenant”);
•a minimum of 30% or 35%, as per the relevant agreement, of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities and in the case of one facility Polys Hajioannou beneficially holds a minimum of 20% of the voting and ownership rights (the “Control Covenant”); and
•payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends.
The Minimum Value Covenant, Consolidated Leverage Covenant, EBITDA Covenant, Net Worth Covenant and Control Covenant do not apply to the Pinewood, Shikokuepta, Agros and Kyotofriendo One financing agreements. The EBITDA Covenant does not apply to the Shikokuokto, Gloversix, Pentakomo and Maxdekatria financing agreements and to the Monagrouli loan facility. The Minimum Value Covenant does not apply to the Maxdeka, Shikoku, Shikokutessera, Glovertwo and Maxtessera financing agreements.
As of December 31, 2022, the Company was in compliance with all debt covenants in effect, with respect to its financing facilities.
C. Unsecured Bond

In February 2022, the Company, through its wholly owned subsidiary, Safe Bulkers Participations Plc (the “Issuer”), issued €100,000,000 of unsecured bonds to investors and listed the bonds on the Athens Exchange (the "Bond"). The Bond matures in February 2027 and carries a coupon of 2.95%, payable semi-annually. The bond offering was completed on February 11, 2022, and the trading of the bonds on the Athens Exchange commenced on February 14, 2022.

The Bond can be called in part (pro rata) or in full by the Issuer on any coupon payment date, after the second anniversary and until six months prior to maturity. If the Bond is redeemed (in part or in full) on i) the 5th and/or 6th coupon payment date, bondholders will receive a premium of 1.5% on the nominal amount of the bond redeemed, ii) the 7th and/or 8th coupon payment date, bondholders will receive a premium of 0.5% on the nominal amount of the bond redeemed; no premium shall be paid for a redemption occurring on the 9th coupon payment date. In case there is a material change in the tax treatment of the Bond for the Issuer, then the Issuer has the right, at any time, to fully prepay the Bond without paying any premium. The Issuer can exercise the early redemption right in part, one or more times, by prepaying each time a nominal amount of bonds equal to at least €10,000,000, provided that the remaining nominal amount of the bonds after the early redemption is not lower than €50,000,000.

As of December 31, 2022, the outstanding balance of the Bond amounted to $106,985. The fair value of the Bond determined through Level 1 of the fair value hierarchy as at December 31, 2022, amounted to €96,000,000 or $102,706.

The Bond includes the following financial covenants for the Company:
•total consolidated liabilities divided by total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85%;
•total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000;
•the ratio of EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis; and
•a minimum of 30% of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the Bond.

As of December 31, 2022, the Company was in compliance with all covenants in effect, with respect to the Bond.
The estimated minimum annual principal payments required to be made after December 31, 2022, based on the above credit facilities, sale and leaseback financings and the Bond are as follows:

To December 31,
2023	$45,722
2024	26,069
2025	76,373
2026	50,725
2027	155,227
2028 and thereafter	68,462
Total	$422,578

Total interest incurred on long-term debt for the years ended December 31, 2020, December 31, 2021 and December 31, 2022 amounted to $21,417, $14,776 and $17,651, respectively, which includes interest capitalized of $184, $57 and $513 for the years ended December 31, 2020, December 31, 2021 and December 31, 2022, respectively. The average interest rate (including the margin in the case of credit facilities and sale and leaseback financings) for all long-term debt during the years December 31, 2020, December 31, 2021 and December 31, 2022 was 3.382% p.a., 2.642% p.a. and 3.255% p.a., respectively.